UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06591
Morgan Stanley Quality Municipal Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Quality Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	Tax-Exempt Municipal Bonds (167.3%)
	Alaska (0.9%)
$4,000	Northern Tobacco Securitization Corp., Asset Backed Ser 2006 A	5.00%	06/01/46		$2,701,000

	Arizona (5.8%)
2,000	Arizona State Transportation Board, Highway Refg Ser 2002 A	5.25	07/01/19		2,185,920
650	Maricopa County, Pollution Control Corp., Ser 2009 A	6.00	05/01/29		684,086
3,000	Phoenix Civic Improvement Corp., Airport Ser 2002 B (AMT) (NATL-RE & FGIC Insd)	5.25	07/01/32		2,976,420
3,800	Phoenix Civic Improvement Corp., Jr Lien Water Ser 2002 (NATL-RE & FGIC Insd)	5.00	07/01/26		3,853,466
6,000	Salt River Project Agricultural Improvement & Power District, 2002 Ser B (a)	5.00	01/01/31		6,210,111
2,000	Surprise Municipal Property Corp., Ser 2007	4.90	04/01/32		1,607,540

					17,517,543

	California (27.8%)
1,575	Alhambra Unified School District, Ser 2009 B (AGC Insd) (b)	0.00	08/01/35		310,417
2,545	Alhambra Unified School District, Ser 2009 B (AGC Insd) (b)	0.00	08/01/36		468,254
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34		1,878,240
2,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39		1,916,400
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges 1st Lien Ser 2003 (AMBAC Insd) (a)	5.00	01/01/28	(c)	5,856,409
3,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29		3,085,890
6,000	California Pollution Control Financing Authority, Keller Canyon Landfill Co./Browning-Ferris Industries Inc. Ser 1992 (AMT)	6.875	11/01/27		6,006,120
4,000	California Statewide Communities Development Authority, Baptist University Ser 2007 A	5.40	11/01/27		3,333,400
5,000	California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00	08/15/32		4,784,850
960	City & County of San Francisco, Laguna Honda Hospital Refg Ser 2008-R3 (AGC Insd) (a)	5.00	06/15/28		983,261
4,000	City of Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24		4,270,400
1,000	County of San Diego, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00	09/01/34		825,530
4,685	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 (b)	0.00	08/01/40		600,336
4,535	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 (b)	0.00	08/01/41		543,248
6,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29		5,484,960
5,100	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47		3,522,723
1,150	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47		878,197
1,745	Moreland School District, Ser 2014 C (AMBAC Insd) (b)	0.00	08/01/29		509,610
1,270	Oak Grove School District, Election 2008 Ser A (b)	0.00	08/01/28		408,813
110	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/12	(c)	122,473
445	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/12	(c)	495,454

Morgan Stanley Quality Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$890	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00%	11/01/21	$870,820
3,555	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/32	3,164,981
22,685	San Bernardino Community College District, Election 2008 Ser B (b)	0.00	08/01/44	2,288,009
3,720	San Diego County Water Authority, Ser 2002 A (COPs) (NATL-RE Insd)	5.00	05/01/27	3,823,007
2,500	San Francisco City & County Public Utilities Commission, Ser 2009 A	5.00	11/01/27	2,662,700
720	San Rafael City High School District, Election Ser 2002 B (NATL-RE & FGIC Insd) (b)	0.00	08/01/25	294,034
16,000	Silicon Valley Tobacco Securitization Authority Tobacco Settlement, Santa Clara Tobacco Securitization Corp. Ser 2007 (b)	0.00	06/01/36	1,693,920
4,000	State of California, Ser 2004 A	5.00	07/01/16	4,164,200
5,000	State of California, Various Purpose Dtd 05/01/03	5.25	02/01/19	5,241,200
5,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00	06/01/37	3,788,750
1,350	Twin Rivers Unified School District, Ser 2009 (BANs) (b)	0.00	04/01/14	1,181,304
2,760	University of California, Ser 2007-J (AGM Insd) (a)	4.50	05/15/31	2,717,103
2,240	University of California, Ser 2007-J (AGM Insd) (a)	4.50	05/15/35	2,154,189
500	University of California, Ser 2009 O	5.25	05/15/39	524,510
10,100	William S. Hart Union High School District, Ser 2009 A (b)	0.00	08/01/32	2,306,941

				83,160,653

	Colorado (3.1%)
2,000	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA Insd)	5.25	08/15/34	1,956,740
2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.00	07/01/39	2,014,880
1,750	County of Boulder, University Corp. for Atmospheric Research Ser 2002 (NATL-RE Insd)	5.375	09/01/18	1,893,640
1,750	County of Boulder, University Corp. for Atmospheric Research Ser 2002 (NATL-RE Insd)	5.375	09/01/21	1,890,052
1,590	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	1,353,488
265	Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25	11/15/28	285,159

				9,393,959

	Connecticut (1.7%)
5,000	Connecticut Housing Finance Authority, SubSer A-2 (AMT)	5.15	05/15/38	5,012,350

	Delaware (0.3%)
1,000	County of New Castle, Newark Charter School Inc Ser 2006	5.00	09/01/36	807,010

	District of Columbia (1.8%)
6,000	District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd)	5.00	02/01/31	5,441,700

	Florida (8.7%)
2,000	Broward County School Board, Ser 2001 A (COPs) (AGM Insd)	5.00	07/01/26	2,017,620
2,000	County of Miami-Dade, Building Better Communities Program Ser 2009 B-1	6.00	07/01/38	2,208,300
1,250	County of Miami-Dade, Miami International Airport Ser 2009 A (AGC Insd)	5.00	10/01/25	1,299,500

Morgan Stanley Quality Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$75	Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25%	11/15/16	(c)	$88,634
2,925	Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25	11/15/36		2,926,404
3,300	Jacksonville Electric Authority, St Johns Power Park Refg Issue 2 Ser 17	5.00	10/01/18		3,487,605
1,500	Lee County Industrial Development Authority, Shell Point Village/The Alliance Community for Retirement Living Inc., Ser 2006	5.125	11/15/36		1,163,130
1,200	Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd)	5.50	10/01/23		1,353,084
12,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007	5.00	08/15/42		11,498,040

					26,042,317

	Georgia (3.9%)
2,000	City of Atlanta, Airport Ser 2004 J (AGM Insd)	5.00	01/01/34		2,005,980
6,000	Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/22		6,371,580
3,000	Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/23		3,178,080

					11,555,640

	Hawaii (3.5%)
10,000	City & County of Honolulu, Ser 2003 A (NATL-RE Insd) (a)	5.25	03/01/26		10,489,900

	Idaho (1.2%)
20	Idaho Housing & Finance Association, Ser 1992 E (AMT)	6.75	07/01/12		20,051
655	Idaho Housing & Finance Association, Ser 2000 E (AMT)	6.00	01/01/32		688,392
2,600	Idaho Housing & Finance Association, Ser 2008 A (AGC Insd)	5.25	07/15/23		2,868,398

					3,576,841

	Illinois (8.5%)
4,000	City of Chicago, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (AGM Insd)	5.75	01/01/23		4,131,320
7,250	City of Chicago, Project & Refg Ser 2007 A (CR) (AGM & FGIC Insd) (a)(d)	5.00	01/01/37		7,291,804
1,650	Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125	05/15/25		1,641,404
645	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38		706,107
830	Illinois Finance Authority, Ser 2009 B	5.00	08/15/16		903,762
1,155	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A (e)	5.75	08/15/29		1,144,270
1,235	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A (e)	6.00	08/15/38		1,224,947
6,000	State of Illinois, First Ser 2002 (NATL-RE Insd)	5.375	07/01/20		6,426,840
2,000	Village of Schaumburg, Ser 2004 B (NATL-RE & FGIC Insd)	5.25	12/01/34		2,067,340

					25,537,794

	Indiana (6.0%)
10,000	Indiana Bond Bank, Revolving Fund Ser 2001 A	5.00	02/01/23		10,438,100
5,400	Indiana Health & Educational Facilities Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40		5,081,778
1,400	Marion County Convention & Recreational Facilities Authority, Refg Ser 2003 A (AMBAC Insd)	5.00	06/01/21		1,425,522
820	Rockport, Indian Michigan Power Company Project Refg Ser 2009 B	6.25	06/01/25		913,234

					17,858,634

	Iowa (1.3%)
2,120	State of Iowa, LJOBS Program Ser 2009 A (a)(d)	5.00	06/01/25		2,301,916

Morgan Stanley Quality Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,590	State of Iowa, LJOBS Program Ser 2009 A (a)(d)	5.00%	06/01/26	$1,716,368

				4,018,284

	Kansas (0.3%)
730	Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	770,084

	Louisiana (0.5%)
1,500	Louisiana Offshore Terminal Authority, Deepwater Port Ser 2007 B-2	4.30	10/01/37	1,534,110

	Maryland (2.1%)
1,105	County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37	967,582
1,080	Maryland Economic Development Corp., Ser B	5.75	06/01/35	1,095,034
2,885	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	2,648,170
1,700	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2006 A	5.00	07/01/41	1,650,139

				6,360,925

	Massachusetts (0.6%)
1,600	Massachusetts Health & Educational Facilities Authority, Boston College Ser 2008 M-2	5.50	06/01/30	1,889,776

	Michigan (3.3%)
3,000	County of Wayne, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (NATL-RE & FGIC Insd)	5.50	12/01/17	3,049,410
5,000	Michigan Strategic Fund, Detroit Edison Co. Ser 2001 C (AMT)	5.65	09/01/29	5,000,450
1,855	Wayne State University, Refg Ser 2008 (AGM Insd)	5.00	11/15/25	1,953,445

				10,003,305

	Minnesota (0.7%)
2,000	Western Minnesota Municipal Power Agency, Ser 2003 A (NATL-RE Insd)	5.00	01/01/30	2,023,200

	Missouri (0.4%)
135	Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	6.25	03/01/31	139,882
1,125	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services Ser 2005 A	5.375	02/01/35	1,029,105

				1,168,987

	Montana (0.8%)
2,410	Montana Board of Housing, 2000 Ser B (AMT)	6.00	12/01/29	2,490,398

	Nevada (4.4%)
2,000	County of Clark, Airport Sub Lien Ser 2004 A-1 (AMT) (NATL-RE & FGIC Insd)	5.50	07/01/20	2,045,920
1,000	County of Clark, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/19	970,140
1,100	County of Clark, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/20	1,065,009
2,000	County of Clark, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/22	1,909,200
1,000	County of Clark, McCarran International Airport Ser 2010 A (e)	5.125	07/01/34	978,820
640	Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	6.25	06/15/16	711,949
5,345	Las Vegas Valley Water District, Water Impr Refg Ser 2003 A (NATL-RE & FGIC Insd)	5.25	06/01/20	5,614,495

				13,295,533

Morgan Stanley Quality Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	New Hampshire (0.2%)
$655	New Hampshire Business Finance Authority, Ser 2009 (AMT)	7.125%	07/01/27	$697,811

	New Jersey (9.2%)
2,000	New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd)	5.50	09/01/24	2,262,660
1,430	New Jersey St Housing & Mortgage Finance Agency, Home Buyer Ser 2000 CC (AMT) (NATL-RE Insd)	5.875	10/01/31	1,436,921
1,500	New Jersey State Turnpike Authority, Ser 2003 A (FGIC Insd)	5.00	01/01/27	1,531,590
5,000	New Jersey Transportation Trust Fund Authority, 1999 Ser A	5.75	06/15/20	5,821,100
10,000	Passaic Valley Sewage Commissioners, Ser F (NATL-RE & FGIC Insd)	5.00	12/01/20	10,024,600
5,000	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	4,166,200
6,000	Tobacco Settlement Financing Corp., Ser 2007-1 B (b)	0.00	06/01/41	387,060
2,000	University of Medicine & Dentistry of New Jersey, Ser 2004 (COPs) (NATL-RE Insd)	5.25	06/15/23	2,031,500

				27,661,631

	New York (22.1%)
820	Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	844,223
340	Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	348,653
2,380	City of New York, 2009 Subser A-1 (a)	5.25	08/15/27	2,559,082
2,380	City of New York, 2009 Subser A-1 (a)	5.25	08/15/28	2,559,082
10,000	Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (NATL-RE & FGIC Insd)	5.00	11/15/25	10,312,100
3,500	New York City Municipal Water Finance Authority, Ser 2002 A	5.375	06/15/19	3,799,285
18,000	New York City Municipal Water Finance Authority, Ser 2002 B (a)	5.00	06/15/26	18,422,820
3,000	New York City Municipal Water Finance Authority, Ser 2003 A	5.00	06/15/35	3,050,130
2,040	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/28	2,179,325
1,635	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/29	1,746,665
1,635	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/30	1,746,665
1,935	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00	04/01/26	2,096,000
2,815	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00	04/01/27	3,049,220
1,100	New York State Dormitory Authority, New York University (AMBAC Insd)	5.50	05/15/29	1,197,548
2,000	Seneca Nation Indians, Ser 2007 A (f)	5.00	12/01/23	1,654,640
5,000	Tobacco Settlement Financing Corp., Ser 2003 B-1C	5.50	06/01/17	5,226,400
5,000	Triborough Bridge & Tunnel Authority, Refg 2002 E (NATL-RE Insd) (a)	5.25	11/15/22	5,358,649

				66,150,487

	North Carolina (1.6%)
4,500	City of Charlotte, Water/Sewer Ser 2001	5.125	06/01/26	4,674,285

	North Dakota (0.8%)
2,750	County of Ward, Trinity Ser 2006	5.125	07/01/29	2,441,422

Morgan Stanley Quality Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Ohio (5.5%)
$5,100	American Municipal Power-Ohio Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)	5.25%	02/15/33	$5,307,379
5,370	County of Cuyahoga, Cleveland Clinic Ser 2003 A	6.00	01/01/32	5,636,513
3,000	County of Lorain, Catholic Healthcare Partners Ser 2001 A	5.625	10/01/17	3,108,960
2,000	Ohio State University, General Receipts Ser 2002 A	5.125	12/01/31	2,055,980
410	Ohio State Water Development Authority, Ser 2009 A	5.875	06/01/33	446,490

				16,555,322

	Oklahoma (0.4%)
1,500	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Ser 2007	5.125	12/01/36	1,257,810

	Oregon (0.3%)
685	Oregon State Department of Administrative Services, Ser 2009 A	5.25	04/01/24	774,303

	Pennsylvania (1.0%)
4,000	Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	2,962,200

	Puerto Rico (1.4%)
1,375	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/39	1,444,272
1,225	Puerto Rico Sales Tax Financing Corp., Ser 2010 A (e)	5.375	08/01/39	1,209,810
1,400	Puerto Rico Sales Tax Financing Corp., Ser 2010 A (e)	5.50	08/01/42	1,389,514

				4,043,596

	South Carolina (5.4%)
3,000	Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25	12/01/29	3,097,110
345	County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60	09/01/12	349,437
70	Lexington County Health Services District, Inc., Ser 2007 A	5.00	11/01/16	75,578
5,000	South Carolina State Public Service Authority, Refg Ser 2002 D (AGM Insd)	5.00	01/01/20	5,334,450
7,000	South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)	5.00	01/01/22	7,380,805

				16,237,380

	Tennessee (0.6%)
1,620	Tennessee Energy Acquisition Corp., Ser 2006 A	5.25	09/01/19	1,649,614

	Texas (20.4%)
2,000	Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21	1,975,100
1,045	Bexar County Health Facilities Development Corp. (e)	6.20	07/01/45	1,048,908
2,500	City of Arlington, Special Tax Ser 2009	5.00	08/15/28	2,541,775
10,000	City of Austin, Water & Wastewater Refg Ser 2001 A & B (AGM Insd) (a)	5.125	05/15/27	10,341,142
6,000	City of Houston, Airport Sub Lien Ser 2000 A (AMT) (AGM Insd)	5.875	07/01/17	6,091,500
5,120	City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd)	5.25	05/15/23	5,405,696
2,000	City of Houston, Ser 2009 A	5.00	03/01/27	2,141,640
5,000	City of Houston, Ser A 2001 (AMT) (AGM Insd)	5.625	07/01/30	5,008,750
8,960	City of San Antonio, (NATL-RE & FGIC Insd)	5.00	05/15/26	9,183,194
2,500	County of Bexar, Ser 2009 A	5.00	06/15/35	2,589,800
2,380	County of Harris, Ser 2007 C (AGM Insd)	5.25	08/15/31	2,731,954
600	Harris County Industrial Development Corp., Deer Park Refinancing Project	5.00	02/01/23	599,940

Morgan Stanley Quality Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$8,600	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)	0.00%	01/01/28	$3,097,376
1,650	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)	0.00	01/01/31	486,833
2,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Village II Inc Ser 2007	5.125	05/15/37	1,666,040
915	Texas Private Activity Bond Surface Transportation Corp., Senior Lien	6.875	12/31/39	956,605
5,100	University of Houston/TX, Ser 2008 (AGM Insd) (a)	5.00	02/15/33	5,235,762

				61,102,015

	Vermont (0.7%)
2,500	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375	05/01/36	2,066,350

	Virginia (1.5%)
2,000	Fairfax County Economic Development Authority, Goodwin House, Inc. Ser 2007	5.125	10/01/42	1,811,120
1,450	Henrico County Economic Development Authority, Residential Care Facility, Westminster Cantebury-Management Corp. Ser 2006	5.00	10/01/27	1,268,866
1,750	Henrico County Economic Development Authority, Residential Care Facility, Westminster Cantebury-Management Corp. Ser 2006	5.00	10/01/35	1,452,552

				4,532,538

	Washington (8.6%)
5,000	Energy Northwest, Ser 2002 A (NATL-RE Insd)	5.75	07/01/18	5,478,450
5,000	Grant County Public Utility District No. 2, Electric Refg Ser 2001 H (AGM Insd)	5.375	01/01/18	5,340,100
2,510	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	2,516,200
2,500	Spokane County School District No. 81, Ser 2005 (NATL-RE Insd)	5.125	06/01/23	2,667,550
3,725	State of Washington, Various Purpose Ser 2010 A (a)	5.00	08/01/29	3,979,141
3,915	State of Washington, Various Purpose Ser 2010 A (a)	5.00	08/01/30	4,182,104
1,500	Washington Health Care Facilities Authority, Providence Health Ser 2006 C (AGM Insd)	5.25	10/01/33	1,538,790

				25,702,335

	Total Tax-Exempt Municipal Bonds (Cost $500,095,767)			501,159,042

NUMBER OF
SHARES (000)
	Short-Term Investment (g) (3.1%)
	Investment Company
9,199	Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class (Cost $9,198,512)		9,198,512

	Total Investments (Cost $509,294,279) (h)(i)	170.4%	510,357,554
	Liabilities in Excess of Other Assets	(0.5)	(1,521,750)
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.16% to 0.25% at January 31, 2010 and contractual maturity dates of collateral ranging from 01/01/22 to 01/01/37 (j)	(23.9)	(71,659,000)
	Preferred Shares of Beneficial Interest	(46.0)	(137,650,000)

	Net Assets Applicable to Common Shareholders	100.0%	$299,526,804

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

Morgan Stanley Quality Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

COPs	Certificates of Participation.

CR	Custodial Receipts.

(a)	Underlying security related to inverse floater entered into by the Trust.

(b)	Capital appreciation bond.

(c)	Prefunded to call date shown.

(d)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $7,335,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(e)	Security purchased on a when-issued basis.

(f)	Resale is restricted to qualified institutional investors.

(g)	The Trust invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis and inverse floating rate municipal obligations.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(j)	Floating rate note obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2010, the Trust’s investments with a value of $115,864,902 are held by the Dealer Trusts and serve as collateral for the $71,659,000 in floating rate note and dealer trusts obligations outstanding at that date.
Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Morgan Stanley Quality Municipal Income Trust*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Tax-Exempt Municipal Bonds	$501,159,042	—	$501,159,042	—
Short-Term Investment — Investment Company	9,198,512	$9,198,512	—	—

Total	$510,357,554	$9,198,512	$501,159,042	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Quality Municipal Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010